UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 839,202,936	$ 129,975,984	¥ 31,696,237
Accounts receivable, net of allowance for doubtful accounts	2,981	462	2,981
Advances to suppliers	271,757	42,090	27,725
Prepayments and other current assets, net of allowance for doubtful accounts	166,786,285	25,831,906	9,855,467
Amounts due from related parties	1,467,467	227,281	732,705
Intangible assets - cryptocurrencies	86,868,689	13,454,247
Total current assets	1,094,600,115	169,531,970	42,315,115
Investments	34,992,069	5,419,581	0
Property, equipment and software, net	174,133,025	26,969,771	977,102
Operating lease right-of-use assets	3,830,932	593,336	5,149,090
TOTAL ASSETS	1,307,556,141	202,514,658	48,441,307
Current liabilities:
Accounts payable	1,047,410	162,224	35,597,417
Other taxes payable	1,336,370	206,977	1,293,423
Advances from customers	15,530,868	2,405,425	38,011,992
Amounts due to related parties	20,461,405	3,169,068	30,258,237
Refund of game points	169,998,682	26,329,443	169,998,682
Warrants payable			1,854,957
Convertible notes, net of debt discount	63,042,155	9,763,987
Interest payable	3,030,550	469,372
Conversion feature derivative liability	104,469,508	16,180,266
Accrued expenses and other current liabilities	66,706,466	10,331,516	83,570,873
Current portion of operating lease liabilities of the consolidated VIE without recourse to the Group	4,483,227	694,363	3,787,210
Total current liabilities	450,106,641	69,712,641	364,372,791
Non-current portion of operating lease liabilities of the consolidated VIE without recourse to the Group (including operating lease liabilities of consolidated VIEs without recourse to the Group of RMB18,287 and nil as of December 31, 2019 and 2020, respectively)			2,464,495
TOTAL LIABILITIES	450,106,641	69,712,641	366,837,286
Commitments and contingencies (Note 18)
Redeemable noncontrolling interest			349,046,548
SHAREHOLDERS' EQUITY (DEFICIT):
Additional paid-in capital	3,951,436,103	611,999,520	2,695,763,016
Statutory reserves	7,326,560	1,134,740	7,326,560
Accumulated other comprehensive loss	(11,455,874)	(1,774,289)	(16,678,203)
Accumulated deficit	(3,118,000,119)	(482,916,724)	(2,992,227,421)
The9 Limited shareholders' equity (deficit)	868,317,807	134,485,303	(287,718,247)
Noncontrolling interest	(10,868,307)	(1,683,286)	(379,724,280)
Total shareholders' equity (deficit)	857,449,500	132,802,017	(667,442,527)
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	1,307,556,141	202,514,658	48,441,307
Class A Ordinary Shares
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary shares	38,067,348	5,895,882	17,197,060
Class B ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary shares	¥ 943,789	$ 146,174	¥ 900,741